Payments, Details - 12 months ended Dec. 31, 2025 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource
#: 1
	$ 2,627,317	Taxes	MEXICO		Government of Mexico, Secretariat of Economy		Gold and Silver
#: 2
	2,568,190	Fees	MEXICO		Government of Mexico, Secretariat of Economy		Gold and Silver
#: 3
	268,393	Fees	MEXICO		Ejido San Felipe		Gold and Silver
#: 4
	102,602	Fees	MEXICO		Ejido San Jose de las Bocas		Gold and Silver
#: 5
	410,410	Taxes	UNITED STATES		Shoshone County Tax Collector		Gold and Silver
#: 6
	132,090	Fees	UNITED STATES	NEVADA	Nevada Division of Environmental Protection		Gold and Silver
#: 7
	13,972	Fees	UNITED STATES	NEVADA	Nevada Department of Wildlife		Gold and Silver
#: 8
	2,096	Fees	UNITED STATES	NEVADA	State Emergency Response Commission		Gold and Silver
#: 9
	117,298	Fees	UNITED STATES		Government of United States of America, Mine Safety and Health		Gold and Silver
#: 10
	285,117	Fees	UNITED STATES		Government of United States of America, Pension Benefit Guaranty Corporation		Gold and Silver
#: 11
	220,968	Fees	UNITED STATES		Government of United States of America, US Department of Interior		Gold and Silver
#: 12
	178,720	Fees	UNITED STATES		Government of United States of America, Bureau of Land Management		Gold and Silver
#: 13
	2,627,317	Taxes	MEXICO			Cosala Operations	Gold and Silver
#: 14
	2,939,185	Fees	MEXICO			Cosala Operations	Gold and Silver
#: 15
	410,410	Taxes	UNITED STATES			Galena Complex	Gold and Silver
#: 16
	551,006	Fees	UNITED STATES			Galena Complex	Gold and Silver
#: 17
	326,878	Fees	UNITED STATES			Relief Canyon	Gold and Silver
#: 18
	$ 72,337	Fees	UNITED STATES			Drumlummon	Gold and Silver